Restructuring Activities - Summary of Changes in Liabilities for Restructuring Activities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost And Reserve [Line Items]
Beginning balance	$ 67	$ 65	$ 75
Restructuring charges	85	83	59
Payments	(82)	(82)	(70)
Non-cash charges and other adjustments	(6)	1	4
Effect of foreign currency translation			(3)
Ending balance	64	67	65
Transformation Initiative
Restructuring Cost And Reserve [Line Items]
Beginning balance		2	46
Restructuring charges			(9)
Payments		(2)	(37)
Non-cash charges and other adjustments			3
Effect of foreign currency translation			(1)
Ending balance			2
Productivity Initiatives and Legacy Programs
Restructuring Cost And Reserve [Line Items]
Beginning balance	67	63	29
Restructuring charges	85	83	68
Payments	(82)	(80)	(33)
Non-cash charges and other adjustments	(6)	1	1
Effect of foreign currency translation			(2)
Ending balance	$ 64	$ 67	$ 63